Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2018
Disclosures Of Financial Risk Management [Abstract]
Summary of Contractual Cash Flows of the Financial Liabilities

The contractual cash flows of the financial liabilities as at December 31, 2016, 2017 and 2018 are as follows:

(in thousands of euros)		Contractual cash flows
As of December 31, 2016	Book value	Total	Less than one year	One to five years	More than five years
Financial liabilities
Bank loans	1,480	(1,480)	—	(1,480)	—
Conditional advances	1,182	(1,182)	—	—	(1,182)
Liabilities related to finance leases	204	(149)	(59)	(91)	—
Trade payables and related accounts	4,832	(4,832)	(4,832)	—	—
Total financial liabilities	7,697	(7,644)	(4,891)	(1,571)	(1,182)

(in thousands of euros)		Contractual cash flows
As of December 31, 2017	Book value	Total	Less than one year	One to five years	More than five years
Financial liabilities
Bank loans	1,534	(1,534)	(735)	(799)	—
Conditional advances	1,182	(1,182)	—	—	(1,182)
Liabilities related to finance leases	117	(117)	(79)	(39)	—
Bank overdrafts	11	(11)	(11)		—
Trade payables and related accounts	8,076	(8,076)	(8,076)	—	—
Total financial liabilities	10,919	(10,919)	(8,900)	(838)	(1,182)

(in thousands of euros)		Contractual cash flows
As of December 31, 2018	Book value	Total	Less than one year	One to five years	More than five years
Financial liabilities
Bank loans	799	(799)	(738)	(62)	—
Conditional advances	1,181	(1,181)	—	—	(1,181)
Liabilities related to finance leases	39	(39)	(39)	—	—
Trade payables and related accounts	16,655	(16,655)	(16,655)	—	—
Total financial liabilities	18,674	(18,674)	(17,431)	(62)	(1,181)